[Graphic Displaying Logos of Dreyfus, Janus, Scudder, and Neuberger & Berman]


The
AARP
Variable
Annuity



American Maturity Life
Insurance Company


ANNUAL REPORT
DECEMBER 31, 1998






[Logo with Words, "AARP Annuity Program"]
AMERICAN MATURITY LIFE

--------------------------------------------------------------------------------
Table of Contents


Letter to Certificate Owners
American Maturity Life Insurance Company Separate Account AMLVA
Financial Statements and Notes to Financial Statements
Report of Independent Public Accountants

DREYFUS VARIABLE INVESTMENT FUND

Capital Appreciation Portfolio
Small Cap Portfolio

JANUS ASPEN SERIES

Worldwide Growth Portfolio
Balanced Portfolio

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST

Partners Portfolio

SCUDDER VARIABLE LIFE INVESTMENT FUND

Money Market Portfolio
Bond Portfolio
Growth & Income Portfolio
Capital Growth Portfolio



Certificate Owners should refer to the prospectus provided to them at the time of purchase of their Certificate for a description of investment alternatives available in Separate Account AMLVA. This prospectus, along with the financial information contained in this report, provides them with the complete and up-to-date financial information regarding Separate Account AMLVA.

This report is prepared for the general information of Certificate Owners and is not an offer of contracts. It should not be used in connection with any other offer, except in conjunction with the appropriate prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

--------------------------------------------------------------------------------

                                                          200 Hopmeadow Street
                                                          Simsbury,
                                                          Connecticut 06089
                                                          Telephone (860)
                                                          843-3293
   [Logo of American Maturity Life Insurance Company]     Fax (860) 843-3623

                                                          Mailing Address:
                                                          P.O. Box 2999
                                                          Hartford, CT
                                                          06104-2999


       February 18, 1999

       Dear AARP Variable Annuity Certificate Owner:

       Another exciting year for investors has just concluded. The stock market proved to be resilient, continuing the bull market performance we have been experiencing since 1995. The Dow Jones Industrial Average and the Standard & Poors 500 Stock Index, two widely watched indicies of stock market performance, posted increases in annual total returns of 18.1% and 28.5% respectively.

       Americans planning for retirement continued to turn to variable annuities as an investment vehicle to help them reach their retirement goals. According to the Variable Annuity Research and Data Service (VARDS), total variable annuity sales in 1998 were $98.8 billion, a 12% increase over 1997, while year-end variable annuity assets totaled $778.4 billion, a 22% increase.

       Why the growing popularity of variable annuities? They offer a combination of features to help you achieve your financial goals. Most notably, variable annuities offer tax-deferral on earnings, a broad range of professionally managed investment portfolios and a variety of income options. Your AARP Variable Annuity includes all these features, plus liquidity options. We believe, these features, combined with highly competitive pricing, provide you with value and flexibility.

       As a valued customer, we sincerely appreciate your business and the trust and confidence you have placed in us. We pledge to continue to work to earn that trust and confidence. Should you have any questions, about this annual report or any aspect of your AARP Variable Annuity, please feel free to call one of our Customer Service Annuity Specialists at 1-800-923-3334.

       American Maturity Life is exclusively dedicated to helping AARP members meet their retirement goals--and to this we remain firmly committed. Your satisfaction is our primary concern.

       Sincerely,

       [Signature of Joseph J. Noto]

       Joseph J. Noto
       Chief Operating Officer

--------------------------------------------------------------------------------
Separate Account AMLVA
--------------------------------------------------------------------------------

 American Maturity Life Insurance Company
 Statements of Assets & Liabilities
 December 31, 1998
--------------------------------------------------------------------------------

                                                                                Scudder           Scudder           Scudder
                                                                               Variable           Variable          Variable
                                                                            Life Investment   Life Investment   Life Investment
                                                                              Fund Money         Fund Bond        Fund Capital
                                                                           Market Portfolio      Portfolio      Growth Portfolio
                                                                              Sub-Account       Sub-Account       Sub-Account
                                                                          ------------------ ----------------- -----------------
Assets:
Investments:
 Scudder Variable Life Investment Fund Money Market Portfolio
  Shares                                                     3,999,281
  Cost                                                      $3,999,281
  Market Value ..........................................................    $ 3,999,281             --                --
 Scudder Variable Life Investment Fund Bond Portfolio
  Shares                                                     1,025,267
  Cost                                                      $7,012,923
  Market Value ..........................................................         --            $ 7,053,834            --
 Scudder Variable Life Investment Fund Capital Growth Portfolio
  Shares                                                     8,119,764
  Cost                                                      $2,594,503
  Market Value ..........................................................         --                 --           $ 2,868,344
 Scudder Variable Life Investment Fund Growth and Income Portfolio
  Shares                                                       922,031
  Cost                                                     $10,443,763
  Market Value ..........................................................         --                 --                --
 Neuberger & Berman Advisers Management Trust Partners Portfolio
  Shares                                                       314,237
  Cost                                                      $6,042,120
  Market Value ..........................................................         --                 --                --
 Dreyfus Variable Investment Fund Capital Appreciation Portfolio
  Shares                                                       318,153
  Cost                                                     $10,082,864
  Market Value ..........................................................         --                 --                --
 Dreyfus Variable Investment Fund Small Cap Portfolio
  Shares                                                        30,156
  Cost                                                      $1,726,258
  Market Value ..........................................................         --                 --                --
 Janus Aspen Series Balanced Portfolio
  Shares                                                       172,864
  Cost                                                      $3,322,552
  Market Value ..........................................................         --                 --                --
 Janus Aspen Series Worldwide Growth Portfolio
  Shares                                                       294,834
  Cost                                                      $7,802,632
  Market Value ..........................................................         --                 --                --
 Due from American Maturity Life Insurance Company ......................         29,254            141,913            --
 Receivable from fund shares sold .......................................         --                 --                15,273
                                                                             -----------        -----------       -----------
 Total Assets ...........................................................      4,028,535          7,195,747         2,883,617
                                                                             -----------        -----------       -----------
Liabilities:
 Due to American Maturity Life Insurance Company ........................         --                 --                15,273
 Payable for fund shares purchased ......................................         29,254            141,913            --
                                                                             -----------        -----------       -----------
 Total Liabilities ......................................................         29,254            141,913            15,273
                                                                             -----------        -----------       -----------
 Net Assets (variable annuity contract liabilities) .....................    $ 3,999,281        $ 7,053,834       $ 2,868,344
                                                                             ===========        ===========       ===========
Deferred annuity contracts in the accumulation period:
Individual Sub-Accounts:
 Units Owned by Participants ............................................        370,199            616,937           188,053
 Unit Values ............................................................    $ 10.803067        $ 11.433644       $ 15.252811



The accompanying notes are an integral part of these financial statements.

-------------------------------------- 2 ---------------------------------------

----------------------------------------------------------------------------------------------------------------------------
      Scudder               Neuberger                Dreyfus               Dreyfus
   Variable Life            & Berman                Variable               Variable            Janus             Janus
  Investment Fund           Advisers             Investment Fund       Investment Fund     Aspen Series       Aspen Series
 Growth and Income      Management Trust      Capital Appreciation        Small Cap          Balanced       Worldwide Growth
     Portfolio         Partners Portfolio           Portfolio             Portfolio          Portfolio         Portfolio
    Sub-Account            Sub-Account             Sub-Account           Sub-Account        Sub-Account       Sub-Account
-------------------   --------------------   ----------------------   -----------------     -----------     ----------------
        --                     --                      --                     --                 --                --
        --                     --                      --                     --                 --                --
        --                     --                      --                     --                 --                --
   $10,345,184                 --                      --                     --                 --                --
        --                 $5,948,506                  --                     --                 --                --
        --                     --                 $11,488,491                 --                 --                --
        --                     --                      --                 $1,625,706             --                --
        --                     --                      --                     --             $3,889,445            --
        --                     --                      --                     --                 --            $8,576,729
        63,208                 --                      38,646                  3,736             --                25,005
        --                      3,374                  --                     --                 10,867            --
   -----------             ----------             -----------             ----------         ----------        ----------
    10,408,392              5,951,880              11,527,137              1,629,442          3,900,312         8,601,734
   -----------             ----------             -----------             ----------         ----------        ----------
        --                      3,374                  --                     --                 10,836            --
        63,208                      0                  38,646                  3,736             --                25,005
   -----------             ----------             -----------             ----------         ----------        ----------
        63,208                  3,374                  38,646                  3,736             10,836            25,005
   -----------             ----------             -----------             ----------         ----------        ----------
   $10,345,184             $5,948,506             $11,488,491             $1,625,706         $3,889,476        $8,576,729
   ===========             ==========             ===========             ==========         ==========        ==========
       805,216                466,749                 754,971                143,503            253,245           588,239
   $ 12.847720             $12.744539             $ 15.217132             $11.328714         $15.358564        $14.580355


-------------------------------------- 3 ---------------------------------------

--------------------------------------------------------------------------------
Separate Account AMLVA
--------------------------------------------------------------------------------

 American Maturity Life Insurance Company
 Statements of Operations
 For the Year Ended December 31, 1998
--------------------------------------------------------------------------------

                                                                     Scudder             Scudder             Scudder
                                                                    Variable             Variable            Variable
                                                                 Life Investment     Life Investment     Life Investment
                                                                   Fund Money           Fund Bond          Fund Capital
                                                                Market Portfolio        Portfolio        Growth Portfolio
                                                                   Sub-Account         Sub-Account         Sub-Account
                                                               ------------------   -----------------   -----------------
Investment income:
 Dividends .................................................        $116,846             $175,767            $ 12,049
Expenses:
 Mortality and expense undertakings ........................         (19,366)             (28,887)            (14,084)
                                                                    --------             --------            --------
  Net investment income (loss) .............................          97,480              146,880              (2,035)
                                                                    --------             --------            --------
Capital gains income .......................................          --                    3,650              42,529
                                                                    --------             --------            --------
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on security transactions .........          --                      629              (5,726)
 Net unrealized appreciation (depreciation) of
  investments during the period ............................          --                   32,172             263,771
                                                                    --------             --------            --------
   Net gain (loss) on investments ..........................          --                   32,801             258,045
                                                                    --------             --------            --------
   Net increase (decrease) in net assets resulting from
    operations .............................................        $ 97,480             $183,331            $298,539
                                                                    ========             ========            ========



The accompanying notes are an integral part of these financial statements.

-------------------------------------- 4 ---------------------------------------

--------------------------------------------------------------------------------

      Scudder               Neuberger                Dreyfus               Dreyfus
   Variable Life            & Berman                Variable               Variable            Janus             Janus
  Investment Fund           Advisers             Investment Fund       Investment Fund     Aspen Series       Aspen Series
 Growth and Income      Management Trust      Capital Appreciation        Small Cap          Balanced          Worldwide
     Portfolio         Partners Portfolio           Portfolio             Portfolio          Portfolio      Growth Portfolio
    Sub-Account            Sub-Account             Sub-Account           Sub-Account        Sub-Account       Sub-Account
-------------------   --------------------   ----------------------   -----------------   --------------   -----------------
     $ 128,040             $   5,065              $   61,576              $      5           $ 81,227           $128,220
       (51,689)              (29,214)                (49,073)               (8,779)           (14,376)           (38,539)
     ---------             ---------              ----------              --------           --------           --------
        76,351               (24,149)                 12,503                (8,774)            66,851             89,681
     ---------             ---------              ----------              --------           --------           --------
       177,059               159,547                     843                26,295             10,381             49,802
     ---------             ---------              ----------              --------           --------           --------
           (14)               (1,286)                   (983)               (5,037)               512             (1,726)
      (157,083)             (124,793)              1,382,443               (80,516)           556,033            769,638
     ---------             ---------              ----------              --------           --------           --------
      (157,097)             (126,079)              1,381,460               (85,553)           556,545            767,912
     ---------             ---------              ----------              --------           --------           --------
     $  96,313             $   9,319              $1,394,806              $(68,032)          $633,777           $907,395
     =========             =========              ==========              ========           ========           ========



-------------------------------------- 5 ---------------------------------------

--------------------------------------------------------------------------------
Separate Account AMLVA
--------------------------------------------------------------------------------

 American Maturity Life Insurance Company
 Statements of Changes in Net Assets
 For the Year Ended December 31, 1998
--------------------------------------------------------------------------------

                                                                         Scudder                      Scudder
                                                                Variable Life Investment     Variable Life Investment
                                                                    Fund Money Market                Fund Bond
                                                                  Portfolio Sub-Account        Portfolio Sub-Account
                                                               --------------------------   --------------------------
Operations:
 Net investment income (loss) ................................       $    97,480                  $  146,880
 Capital gains income ........................................            --                           3,650
 Net realized gain (loss) on security transactions ...........            --                             629
 Net unrealized appreciation (depreciation) of
  investments during the period ..............................            --                          32,172
                                                                     -----------                  ----------
 Net increase (decrease) in net assets resulting from
  operations .................................................            97,480                     183,331
                                                                     -----------                  ----------
Unit transactions:
 Purchases ...................................................        10,698,733                   5,222,099
 Net transfers ...............................................        (7,086,472)                  1,174,593
 Surrenders for benefit payments and fees ....................           (52,625)                    (84,349)
                                                                     -----------                  ----------
 Net increase (decrease) in net assets resulting from unit
  transactions ...............................................         3,559,636                   6,312,343
                                                                     -----------                  ----------
 Total increase (decrease) in net assets .....................         3,657,116                   6,495,674
Net assets:
 Beginning of period .........................................           342,165                     558,160
                                                                     -----------                  ----------
 End of period ...............................................       $ 3,999,281                  $7,053,834
                                                                     ===========                  ==========

---------------------------------------------------------------



                                                                         Scudder
                                                                 Variable Life Investment
                                                                   Fund Capital Growth
                                                                  Portfolio Sub-Account
                                                                -------------------------
Operations:
 Net investment income (loss) ................................         $   (2,035)
 Capital gains income ........................................             42,529
 Net realized gain (loss) on security transactions ...........             (5,726)
 Net unrealized appreciation (depreciation) of
  investments during the period ..............................            263,771
                                                                       ----------
 Net increase (decrease) in net assets resulting from
  operations .................................................            298,539
                                                                       ----------
Unit transactions:
 Purchases ...................................................          1,667,990
 Net transfers ...............................................            426,611
 Surrenders for benefit payments and fees ....................            (88,437)
                                                                       ----------
 Net increase (decrease) in net assets resulting from unit
  transactions ...............................................          2,006,164
                                                                       ----------
 Total increase (decrease) in net assets .....................          2,304,703
Net assets:
 Beginning of period .........................................            563,641
                                                                       ----------
 End of period ...............................................         $2,868,344
                                                                       ==========

--------------------------------------------------------------------------------
 American Maturity Life Insurance Company
 Statements of Changes in Net Assets
 For the period from inception, March 17, 1997 to December 31, 1997
--------------------------------------------------------------------------------

                                                                         Scudder                      Scudder
                                                                Variable Life Investment     Variable Life Investment
                                                                    Fund Money Market                Fund Bond
                                                                  Portfolio Sub-Account        Portfolio Sub-Account
                                                               --------------------------   --------------------------
Operations:
 Net investment income (loss) ................................       $      6,239                    $  5,641
 Capital gains income ........................................             --                           --
 Net realized gain (loss) on security transactions ...........             --                               7
 Net unrealized appreciation (depreciation) of
  investments during the period ..............................             --                           8,739
                                                                     ------------                    --------
 Net increase (decrease) in net assets resulting from
  operations .................................................              6,239                      14,387
                                                                     ------------                    --------
Unit transactions:
 Purchases ...................................................          1,398,582                     465,764
 Net transfers ...............................................         (1,031,362)                     79,564
 Surrenders for benefit payments and fees ....................            (31,277)                     (1,544)
 Other activity ..............................................                (17)                        (11)
                                                                     ------------                    --------
 Net increase (decrease) in net assets resulting from unit
  transactions ...............................................            335,926                     543,773
                                                                     ------------                    --------
 Total increase (decrease) in net assets .....................            342,165                     558,160
Net assets:
 Beginning of period .........................................            --                            --
                                                                     ------------                    --------
 End of period ...............................................       $    342,165                    $558,160
                                                                     ============                    ========

                                                                         Scudder
                                                                 Variable Life Investment
                                                                   Fund Capital Growth
                                                                  Portfolio Sub-Account
                                                                -------------------------
Operations:
 Net investment income (loss) ................................          $    (98)
 Capital gains income ........................................             --
 Net realized gain (loss) on security transactions ...........                16
 Net unrealized appreciation (depreciation) of
  investments during the period ..............................            10,070
                                                                        --------
 Net increase (decrease) in net assets resulting from
  operations .................................................             9,988
                                                                        --------
Unit transactions:
 Purchases ...................................................           478,755
 Net transfers ...............................................            75,274
 Surrenders for benefit payments and fees ....................              (128)
 Other activity ..............................................              (248)
                                                                        --------
 Net increase (decrease) in net assets resulting from unit
  transactions ...............................................           553,653
                                                                        --------
 Total increase (decrease) in net assets .....................           563,641
Net assets:
 Beginning of period .........................................             --
                                                                        --------
 End of period ...............................................          $563,641
                                                                        ========

The accompanying notes are an integral part of these financial statements.

-------------------------------------- 6 ---------------------------------------

--------------------------------------------------------------------------------

          Scudder             Neuberger & Berman             Dreyfus
 Variable Life Investment    Advisers Management    Variable Investment Fund
  Fund Growth and Income        Trust Partners        Capital Appreciation
   Portfolio Sub-Account    Portfolio Sub-Account     Portfolio Sub-Account
-------------------------- ----------------------- --------------------------
       $    76,351               $  (24,149)              $    12,503
           177,059                  159,547                       843
               (14)                  (1,286)                     (983)
          (157,083)                (124,793)                1,382,443
       -----------               ----------               -----------
            96,313                    9,319                 1,394,806
       -----------               ----------               -----------
         7,063,101                4,250,056                 7,506,702
         1,254,596                  929,649                 1,443,526
          (127,148)                (118,610)                 (151,411)
       -----------               ----------               -----------
         8,190,549                5,061,095                 8,798,817
       -----------               ----------               -----------
         8,286,862                5,070,414                10,193,623
         2,058,322                  878,092                 1,294,868
       -----------               ----------               -----------
       $10,345,184               $5,948,506               $11,488,491
       ===========               ==========               ===========

        Dreyfus                  Janus                   Janus
  Variable Investment         Aspen Series           Aspen Series
     Fund Small Cap             Balanced           Worldwide Growth
 Portfolio Sub-Account   Portfolio Sub-Account   Portfolio Sub-Account
----------------------- ----------------------- ----------------------
      $   (8,774)             $   66,851              $   89,681
          26,295                  10,381                  49,802
          (5,037)                    512                  (1,726)
         (80,516)                556,033                 769,638
      ----------              ----------              ----------
         (68,032)                633,777                 907,395
      ----------              ----------              ----------
       1,181,613               2,272,711               5,236,711
         150,817                 798,826               1,274,902
         (56,622)               (114,573)               (162,489)
      ----------              ----------              ----------
       1,275,808               2,956,964               6,349,124
      ----------              ----------              ----------
       1,207,776               3,590,741               7,256,519
         417,930                 298,735               1,320,210
      ----------              ----------              ----------
      $1,625,706              $3,889,476              $8,576,729
      ==========              ==========              ==========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

          Scudder             Neuberger & Berman             Dreyfus
 Variable Life Investment    Advisers Management    Variable Investment Fund
  Fund Growth and Income        Trust Partners        Capital Appreciation
   Portfolio Sub-Account    Portfolio Sub-Account     Portfolio Sub-Account
-------------------------- ----------------------- --------------------------
        $    4,792                $ (1,934)                $    6,079
            --                        --                          752
            (7,527)                     48                        397
            58,504                  31,178                     23,185
        ----------                --------                 ----------
            55,769                  29,292                     30,413
        ----------                --------                 ----------
         1,774,328                 741,365                  1,080,754
           216,036                 108,605                    185,964
            (2,468)                 (1,032)                    (2,276)
            14,657                    (138)                        13
        ----------                --------                 ----------
         2,002,553                 848,800                  1,264,455
        ----------                --------                 ----------
         2,058,322                 878,092                  1,294,868
            --                        --                       --
        ----------                --------                 ----------
        $2,058,322                $878,092                 $1,294,868
        ==========                ========                 ==========

        Dreyfus                  Janus                   Janus
  Variable Investment         Aspen Series           Aspen Series
     Fund Small Cap             Balanced           Worldwide Growth
 Portfolio Sub-Account   Portfolio Sub-Account   Portfolio Sub-Account
----------------------- ----------------------- ----------------------
       $   (481)              $  2,891               $    2,071
         23,882                  --                      --
         (2,631)                    28                     (191)
        (20,036)                10,860                    4,458
       --------               --------               ----------
            734                 13,779                    6,338
       --------               --------               ----------
        361,150                252,727                1,132,151
         55,933                 32,780                  184,710
            (25)                  (325)                  (2,078)
            138                   (226)                    (911)
       --------               --------               ----------
        417,196                284,956                1,313,872
       --------               --------               ----------
        417,930                298,735                1,320,210
          --                     --                      --
       --------               --------               ----------
       $417,930               $298,735               $1,320,210
       ========               ========               ==========


-------------------------------------- 7 ---------------------------------------

--------------------------------------------------------------------------------
Separate Account AMLVA
--------------------------------------------------------------------------------

 American Maturity Life Insurance Company
 Notes to Financial Statements
 December 31, 1998
--------------------------------------------------------------------------------

1.  Organization:
    Separate Account AMLVA (the Account) is a separate investment account within American Maturity Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (The Funds) as directed by the contractholders.

2.  Significant Accounting Policies:
    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) Security Transactions--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) Security Valuation--The investments in shares of the Scudder Variable Life Investment Funds, Janus Aspen Series, Neuberger & Berman Advisers Management Trust and Dreyfus Variable Investment Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

    c) Federal Income Taxes--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.


    d) Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  Administration of the Account and Related Charges:

    a) Mortality and Expense Undertakings--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to .65% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.20% of the Account's average daily net assets.


    b) Deduction of Annual Maintenance Fee--Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These expenses are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.


-------------------------------------- 8 ---------------------------------------

--------------------------------------------------------------------------------
Report of Independent Public Accountants
--------------------------------------------------------------------------------

 To American Maturity Life Insurance Company
 Separate Account AMLVA and to the
 Owners of Units of Interest therein:
--------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of American Maturity Life Insurance Company Separate Account AMLVA (Scudder Variable Life Investment Fund Money Market Portfolio, Scudder Variable Life Investment Fund Bond Portfolio, Scudder Variable Life Investment Fund Capital Growth Portfolio, Scudder Variable Life Investment Fund Growth and Income Portfolio, Neuberger & Berman Advisers Management Trust Partners Portfolio, Dreyfus Variable Investment Fund Capital Appreciation Portfolio, Dreyfus Variable Investment Fund Small Cap Portfolio, Janus Aspen Series Balanced Portfolio, and Janus Aspen Series Worldwide Growth Portfolio) (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.


                                                             ARTHUR ANDERSEN LLP


Hartford, Connecticut
February 16, 1999



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                                                                  AML-85VAOO5A-2